Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Accounts Payable	$ 123,834	$ 244,741
Accrued professional fees	46,952	45,878
Accrued general liabilities	39,103	68,452
Accrued taxes and related interest	37,414	82,567
Accounts Payable and Accrued Liabilities	$ 247,303	$ 441,638